Condensed Financial Statements - Statements of Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 14,314	$ 11,473	$ 10,085
General and administrative expenses
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	10,178	7,667	6,328
Parent Company
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	13,329	10,227	9,210
Parent Company | General and administrative expenses
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 3,700	$ 3,500	$ 3,500